SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)											6 Months Ended	12 Months Ended
		Apr. 11, 2024	Mar. 09, 2024	Jan. 17, 2023	Jul. 13, 2022	Oct. 01, 2021	Jul. 02, 2021	Jun. 28, 2021	Jun. 28, 2021	Jun. 17, 2020	Mar. 31, 2023	Sep. 30, 2023		Sep. 30, 2022	Mar. 31, 2024	Jun. 24, 2020	Dec. 11, 2019
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares authorized			270,000,000									270,000,000		270,000,000			500,000,000
Ordinary stock, par value			$ 0.001									$ 0.001		$ 0.001			$ 0.0001
Preferred stock, shares authorized			30,000,000
Reverse stock split, description		1-for-10	1-for10							1-for-3 shares
Redemption of shares during period										1,033,333
Ordinary shares, shares issued				275,000						1,550,000		1,173,867		839,623		516,667
Ordinary shares, shares outstanding				275,000								1,173,867		839,623	1,413,867	516,667
Total subscription proceeds											$ 2,220,000	$ 2,027,574
Commission paid				$ 168,532
Reverse split, shares issued												1,173,867		839,623
Reverse split, shares outstanding												1,173,867		839,623
Statutory surplus reserve, description												Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital.
Restricted cash equivalents												$ 2,372,871		$ 1,804,116
Restricted net assets												$ 20,556,190		$ 17,516,406
Xi'an DT [Member]
Subsidiary, Sale of Stock [Line Items]
Non-controlling interests rate												25.00%
Tianjin YHX [Member]
Subsidiary, Sale of Stock [Line Items]
Non-controlling interests rate												49.00%		49.00%
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, issued											275,000 [1]	275,000	[2]
Total subscription proceeds											$ 275	$ 275
Common Stock [Member] | Five Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, issued				275,000
Subscription price per share				$ 8.00
Total subscription proceeds				$ 2,200,000
Common Stock [Member] | Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price				$ 8.80
Exercisable term				24 months
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercised	[3]													10,120
Exercisable term												1 year 3 months 18 days
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary stock, par value								$ 0.001	$ 0.001
Ordinary shares, shares issued					3,185	2,038
Warrants terms								5 years	5 years
Warrant exercise price								$ 50.00	$ 50.00
Ordinary shares, issued									220,000
Subscription price per share								$ 50.00	$ 50.00
Ordinary shares sold percentage								4.00%
Offering price								$ 50.00	$ 50.00
Warrants exercisable year								5 years
IPO [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued								10,120	10,120
IPO [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary stock, par value								$ 0.001	$ 0.001
Sale of stock, shares issued								220,000
Sale of stock, price per share								$ 50.00	$ 50.00
IPO [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercised					5,060	5,060		5,060
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary stock, par value							$ 0.001
Ordinary shares, issued							33,000
Subscription price per share							$ 50.00
Over-Allotment Option [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary stock, par value							$ 0.001
Sale of stock, shares issued							33,000
Sale of stock, price per share							$ 50.00

[1]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.
[2]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.
[3]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.)